[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Malaysia Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (96.1%)
(Unless Otherwise Noted)
Automobiles (1.6%)
Proton Holdings Bhd	512,000	$985
TAN Chong Motor Holdings Bhd	1,309,000	458
		1,443
Building Products (1.0%)
Lafarge Malayan Cement Bhd	1,827,000	919
Commercial Banks (17.5%)
Bumiputra-Commerce Holdings Bhd	2,693,196	7,751
Malayan Banking Bhd	1,473,500	5,455
Public Bank Bhd	1,028,390	2,632
		15,838
Construction & Engineering (7.0%)
Gamuda Bhd	848,000	1,962
IJM Corp. Bhd	1,763,500	4,412
		6,374
Diversified Telecommunication Services (3.8%)
Telekom Malaysia Bhd	1,180,000	3,413
Electric Utilities (3.4%)
Tenaga Nasional Bhd	945,750	3,119
YTL Power International	7,822	5
		3,124
Food Products (20.1%)
Golden Hope Plantations Bhd	1,159,000	2,280
Kuala Lumpur Kepong Bhd	1,225,500	4,253
IOI Corp. Bhd	1,115,000	7,127
PPB Oil Palms Bhd	1,215,000	4,568
		18,228
Hotels, Restaurants & Leisure (9.7%)
Genting Bhd	403,800	4,642
Resorts World Bhd	558,700	2,779
Tanjong plc	314,000	1,408
		8,829
Industrial Conglomerates (5.2%)
MMC Corp. Bhd	667,000	1,157
Sime Darby Bhd	1,534,000	3,594
		4,751
Insurance (0.8%)
MAA Holdings Bhd	1,174,000	713
Marine (3.7%)
Malaysia International Shipping Corp. Bhd	1,271,000	3,364
Multi-Utilities (4.3%)
YTL Corp. Bhd	1,955,733	3,875
Real Estate (13.4%)
Bandar Raya Developments Bhd	1,050,000	583
Glomac Bhd	1,763,000	801
IGB Corp. Bhd	3,024,000	2,195
IOI Properties Bhd	415,000	1,321
Naim Cendera Holdings Bhd	789,000	913
SP Setia Bhd	2,233,499	4,974
YNH Property Bhd	2,000,000	1,307
		12,094

Wireless Telecommunication Services (4.6%)
Digi.Com Bhd			777,000	4,202
TOTAL COMMON STOCKS
(Cost $49,102)				87,167
			No. of
			Warrants
WARRANTS (0.2%)
Construction & Engineering (0.2%)
IJM Corp. Bhd,
expiring 8/20/10 (Cost $2)			148,600	166
			Face
			Amount
			(000)
SHORT-TERM INVESTMENT (0.7%)
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $648 (Cost $648)	$	(b)	648	648
TOTAL INVESTMENTS + (97.0%)
(Cost $49,752)				87,981
OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)				2,705
NET ASSETS (100%)				$90,686

(a)	Non-income producing.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% t o 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $49,752,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $38,229,000 of which $38,760,000 related to appreciated securities and $531,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07